Barrett Growth Fund

                     Supplement dated May 24, 2001 to the
                      Prospectus dated October 30, 2000
              (this Supplement supercedes all prior Supplements)


Addition to Portfolio Management Team: Barrett Associates has added a new member to the Fund's portfolio management team:

      Peter J. McCarthy, CFA
      Managing Director.

     Prior to joining Barrett Associates, Mr. McCarthy was Senior Vice President at Mitchell Hutchins Asset Management, where he was responsible for all institutional equity and balanced portfolios, client relationships and research. At Valenzuela Capital Management from 1993-1996, he contributed to the growth of assets from $400 million to $1.1 billion. From 1985-1993, Peter served as Vice President and Portfolio Manager overseeing $2 billion of equity and balanced portfolios at Lazard Freres. Beginning his portfolio management career at Bernstein-Macaulay in 1975, Peter was also Director of Research. He is a Chartered Financial Analyst, a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. Peter holds a B.A. from C.W. Post College, as well as an M.B.A. from Long Island University.

The above paragraph is added to the section entitled Investment Advisor and Portfolio Management Team on pages 4 and 5 of the Prospectus. All references to Janis M. Inscho are deleted.

Clarification Regarding Barrett Associates Equity Growth Composite: The second sentence of the footnote on page 6 of the Prospectus describing the manner in which the Barrett Associates Equity Growth Composite is compiled is amended to read as follows:

     All figures are equity only total return and the composite is equal weighted by account from 1991 to 1997 and capitalization weighted from 1998 to 2000.

                               Barrett Growth Fund

                      Supplement dated May 24, 2001 to the

                       Statement of Additional Information

                             dated October 30, 2000


     At a Special Meeting of Shareholders of the Barrett Growth Fund (the "Fund") held on March 7, 2001, shareholders voted to approve the election of four Trustees to the Board of Trustees of the Barrett Funds (the "Trust") and also approved a new Investment Management Agreement between the Trust and Barrett Associates, Inc., the Fund's investment advisor ("Barrett Associates" or the "Advisor"). The new Investment Management Agreement was required as a result of the acquisition by Legg Mason, Inc. ("Legg Mason") of a controlling interest in Barrett Associates, Inc.

     The  following  information  replaces the  disclosure  in the "Trustees and
Officers"   section  beginning  on  page  18  of  the  Statement  of  Additional
Information:

     The Trust is governed by a Board of Trustees that is responsible for protecting the interests of shareholders. The Trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Mr. Harvey is considered to be an "interested person" of the Advisor and the Trust, as defined in Section 2(a)(19) of the 1940 Act, by virtue of his position with the Advisor.


                          Position(s) Held      Principal Occupation(s) During
 Name, Address and Age    with Registrant              the Past 5 Years

 Robert E. Harvey1         President and     Trustee and President of the Trust
 565 Fifth Avenue             Trustee        since its inception in 1998;
 New York, NY  10017                         President and Chief Operating
 Age:  47                                    Officer of Barrett Associates, Inc.
                                             since 1994; Director of The
                                             Ashforth Company, Stamford,
                                             Connecticut, since 1988 (commercial
                                             real estate). Previously, Director
                                             of U.S. Equities at Bessemer Trust,
                                             New York, New York, from 1991 until
                                             1993; and Managing Director at
                                             Scudder, Stevens and Clark, New
                                             York, New York, from 1976 until
                                             1991.

 Ronald E. Kfoury             Trustee        Independent Trustee of the Trust
 90 Park Avenue                              since its inception in 1998; Chief
 New York, NY 10016                          Executive Officer of Clockware,
 Age:  42                                    Inc., Sunnyvale, California, since
                                             November, 2000 (software company);
                                             Managing Director of Analect
                                             Limited, New York, New York, from
                                             1992 through 2000 (management
                                             consulting firm).

 Edward M. Mazze, Ph.D        Trustee        Independent Trustee of the Trust
 The University of                           since January, 2001.  Presently,
 Rhode Island College                        Dean, College of Business
 of Business                                 Administration of the University of
 Administration                              Rhode Island since 1998; Director,
 7 Lippit Road                               Technitrol Incorporated, Trevose,
 301 Ballentine Hall                         Pennsylvania, since 1985; Director,
 Kingston, RI  02881                         Washington Trust Bancorp, Inc.,
 Age:  59                                    Westerly, Rhode Island, since 2000,
                                             Honorary Board Member, Delaware
                                             Valley College of Science and
                                             Agriculture, since 1997;
                                             Accreditation Panel Member, Middle
                                             States Association of Colleges and
                                             Secondary School Commission of
                                             Higher Education, since 1981.
                                             Previously, Dr. Mazze held the
                                             position of Dean at The Belk
                                             College of Business Administration
                                             of The University of North Carolina
                                             at Charlotte from 1993 to 1998, at
                                             the School of Business and
                                             Management at Temple University
                                             from 1979 to 1986 and professor
                                             from 1979 to 1993, and at Seton
                                             Hall University's W. Paul Stillman
                                             School of Business from 1975 to
                                             1979. From 1984 to 1997, Dr. Mazze
                                             was a Bankruptcy Trustee for the
                                             United States Bankruptcy Court in
                                             the Eastern District of
                                             Pennsylvania, and from 1985 to 1987
                                             he served as the Chairman of the
                                             Board and Chief Executive Officer
                                             of the William Penn Bank in
                                             Philadelphia, Pennsylvania.

 Robert T. Hoffman            Trustee        Independent Trustee since March,
 Hoffman Capital                             2001.  Presently, Partner and
 Partners, LLC                               Portfolio Manager of Hoffman
 17 Hulfish Street                           Capital Partners, LLC, Princeton,
 Princeton, NJ  08540                        New Jersey, since 2000 (private
 Age:  42                                    investment fund manager); Member of
                                             the New Jersey State Investment
                                             Council from 1990 to present.
                                             Previously, Managing Director and
                                             Portfolio Manager of the Scudder
                                             Growth and Income Fund and the AARP
                                             Growth and Income Fund at Scudder,
                                             Stevens and Clark, New York, New
                                             York, from 1990-2000; New Jersey
                                             Assistant State Treasurer for
                                             Pensions and Investment from 1986
                                             to 1990.

 James R. Rutherford      Trustee Emeritus   Vice Chairman of Barrett
 565 Fifth Avenue                            Associates, Inc. since 1973;
 New York, NY  10017                         Previously, Trustee of the Trust
 Age:  67                                    from its inception in 1998 through
                                             December 2000.

 Gerard E. Jones          Trustee Emeritus   Partner of the law firm of Richards
 43 Arch Street                              & O'Neil, LLP since 1972; Director
 Greenwich, CT  06830                        of four mutual funds managed by
 Age:  63                                    Morgan Stanley Asset Management,
                                             Inc.; Previously, Trustee of the
                                             Trust from its inception in 1998
                                             through December 2000.

 John D. Barrett, II      Chairman of the    Chief Executive Officer of Barrett
 565 Fifth Avenue       Board of Trustees2   Associates, Inc.; Director of
 New York, NY  10017                         various mutual funds managed by
 Age:  65                                    Morgan Stanley Asset Management,
                                             Inc.; Previously, Trustee of the
                                             Trust since its inception in 1998
                                             through December, 2000.

 Robert J. Voccola         Vice President    Managing Director and Director of
 565 Fifth Avenue                            Research of Barrett Associates,
 New York, NY  10017                         Inc. since 1987.
 Age:  63

 Larry W. Seibert          Vice President    Managing Director of Barrett
 565 Fifth Avenue                            Associates, Inc. since 1998;
 New York, NY  10017                         previously, Technology Analyst and
 Age:  38                                    Portfolio Manager of Avatar
                                             Associates, Inc.

 Peter H. Shriver         Vice President &   Managing Director of Barrett
 565 Fifth Avenue            Treasurer       Associates, Inc. since 1989.
 New York, NY  10017
 Age:  48

 Peter J. McCarthy, CFA    Vice President    Managing Director of Barrett
 565 Fifth Avenue                            Associates, Inc. since April 2001;
 New York, NY  10017                         Previously, Senior Vice President
 Age:  54                                    at Mitchell Hutchins Asset
                                             Management from 1996 to 2001; Vice
                                             President at Valenzula Capital
                                             Management from 1993-1996; Vice
                                             President and Portfolio Manager at
                                             Lazard Freres from 1985-1993.

 Paula J. Elliott            Secretary       Vice President of Barrett
 565 Fifth Avenue                            Associates, Inc.
 New York, NY  10017
 Age:  50

 Christina A. Bater        Assistant Vice    Associate Managing Director and
 565 Fifth Avenue            President       Portfolio Manager of Barrett
 New York, NY  10017                         Associates, Inc. since 1995.
 Age:  38


     This information amends and replaces the first four paragraphs in the Section "Investment Advisor and Management Agreement" beginning on page 22 of the Statement of Additional Information:

     Barrett Associates, having its principal offices located at 565 Fifth Avenue, New York, New York 10017, is the Fund's investment advisor. Barrett Associates is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Barrett Associates was founded in 1937 and currently manages approximately $2 billion in client assets. The firm has approximately 500 client relationships, including families, individuals, foundations and other organizations or entities. Barrett Associates has served as the Fund's investment manager since the Fund's inception on December 29, 1998.

     Barrett  Associates is a majority-owned  subsidiary of Legg Mason,  Inc., a financial services holding company with $3.5 billion in equity capital headquartered in Baltimore, Maryland. Legg Mason, through its subsidiaries, is engaged in securities brokerage and trading, investment management of institutional and individual accounts and company-sponsored mutual funds, investment banking for corporations and municipalities, commercial mortgage banking and other financial services. Legg Mason's principal investment management subsidiaries include Western Asset Management Company, Batterymarch Financial Management, Inc., Legg Mason Funds Management, Inc., Bartlett & Co., Brandywine Asset Management, Inc., Legg Mason Capital Management, Inc. and Gray, Seifert & Co., Inc. Through its investment advisory subsidiaries, Legg Mason has more than $130 billion in assets under management.

     Legg Mason acquired its initial interest in Barrett Associates on February 5, 2001, and has entered into an agreement with Barrett Associates and certain of its shareholders to purchase the remaining shares of Barrett Associates over a five year period. The acquisition of Barrett Associates is designed as a revenue sharing arrangement, and it is intended that Barrett Associates will retain its name and location and will continue to be managed and operated by Mr. Barrett and the other senior executives of the firm. In connection with the Legg Mason transaction, Barrett Associates entered into employment and non-compete agreements with certain Barrett Associates personnel, including Mr. Barrett and Mr. Harvey (5 years) and Mr. Voccola (3 years), all of whom are members of the Fund's investment team. There are three separate closings associated with Legg Mason's acquisition of Barrett Associates: 70% of the shares were sold in an initial closing on February 5, 2001, 10% of the shares are scheduled to be sold in two years, and the remaining 20% of the shares are scheduled to be sold in five years. All of the current Barrett Associates shareholders will continue to be equity owners of the firm until the third closing. The revenue sharing arrangements, the three-stage transaction and the employment agreements are all designed to provide financial incentives to encourage the Barrett Associates management and investment personnel to remain with the firm on an ongoing basis after the Legg Mason transaction. Therefore, no changes in the management of the Fund are anticipated as a result of the sale of Barrett Associates.

     Barrett Associates serves as the Fund's investment advisor pursuant to an Investment Management Agreement dated as of March 7, 2001 (the "Management Agreement"), which was approved by shareholders in view of the Legg Mason acquisition. The Management Agreement is substantially identical to the previous Investment Management Agreement dated November 11, 1998 between the Trust and Barrett Associates.

     Under the Management Agreement, the Advisor, subject to the supervision of the Trustees, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies and restrictions as set forth in its Prospectus and this SAI and the resolutions of the Trustees. The Advisor is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Advisor also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

     The Fund is obligated to pay the Advisor a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. The Advisor has contractually agreed to waive its advisory fee or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total operating expenses of the Fund do not exceed 1.25% of average daily net assets through October 31, 2001. In the event that Fund assets grow to a point where fee waivers and expense payments are not necessary to maintain the expense limitation, the Advisor may seek to recoup amounts waived or paid, but only within a period of three years from the date such amount was waived or paid. For the fiscal year ended June 30, 2000, the Advisor received no compensation from the Fund after taking into account waivers related to the expense limitation arrangement. Absent the waivers undertaken by the Advisor, the Advisor would have been entitled to receive an advisory fee of $132,925.



--------
1 Mr. Harvey is an "interested person" of the Advisor and the Trust.

2 Although Mr. Barrett serves as Chairman, he is not a member of the Board of Trustees.